Investments (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) security	Dec. 31, 2021 USD ($) security	Dec. 31, 2020 USD ($)
Investments [Abstract]
Percentage of fixed maturity portfolio rated investment grade based on NAIC designations	98.00%	98.00%
Number of securities in unrealized loss position | security	4,510	1,427
Percentage of unrealized losses on fixed maturity securities where securities are rated investment grade	98.00%	85.00%
Proceeds from sales of available for sale fixed maturity securities	$ 7,800,000	$ 800,000	$ 5,400,000
Principal repayments, calls and tenders of available for sale fixed maturity securities	2,800,000	3,700,000	$ 2,900,000
Cash and invested assets on deposit with state agencies to meet regulatory requirements	51,000,000	49,300,000
Fair value, concentration of risk, investments	$ 0	$ 0